Filed electronically with the Securities and Exchange Commission on September 29, 1998

                                                              File No. 811-05304

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6


                         Scudder Spain and Portugal Fund, Inc.
                         -------------------------------------
               (Exact name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA  02110-4103
                 -----------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                                Kathryn L. Quirk
                        Scudder Kemper Investments, Inc.
                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
                     (Name and Address of Agent for Service)

                                     Part C

Registrant's Amended and Restated By-Laws, as adopted July 23, 1998, by the Registrant's Board of Directors are filed herewith as Exhibit 2 (b)

                                     BYLAWS

                                       OF

                      SCUDDER SPAIN AND PORTUGAL FUND, INC.

                            (A MARYLAND CORPORATION)

                              Amended and Restated
                               as of July 23, 1998

                                TABLE OF CONTENTS
                                                                                                    Page
ARTICLE I.            NAME OF CORPORATION, LOCATION OF
                      OFFICES AND SEAL...........................................................      1

1.                Name...........................................................................      1
2.                Principal Offices..............................................................      1
3.                Seal...........................................................................      1

ARTICLE II.           STOCKHOLDERS...............................................................      1

1.                Place of Meeting...............................................................      1
2.                Annual Meetings................................................................      1
3.                Special Meetings...............................................................      2
4.                Notice of Meetings.............................................................      2
5.                Quorum and Adjournment of Meetings.............................................      3
6.                Voting and Inspectors..........................................................      3
7.                Stockholders Entitled to Vote..................................................      4
8.                Validity of Proxies and Ballots................................................      4
9.                Conduct of Stockholders' Meetings..............................................      5
10.               Action Without Meeting.........................................................      5
11.               Notices Required for Election of Directors.....................................      5
12.               Distribution of Financial Statements...........................................      6
13.               Proposals of Stockholders......................................................      6

ARTICLE III.          BOARD OF DIRECTORS.........................................................      8

1.                Powers.........................................................................      8
2.                Number of Directors............................................................      8
3.                Election and Tenure of Directors...............................................      8
4.                Vacancies and Newly Created Directorships......................................      9
5.                Removal........................................................................      9
6.                Place of Meeting...............................................................      9
7.                Annual and Regular Meetings....................................................     10
8.                Special Meetings...............................................................     10
9.                Waiver of Notice...............................................................     10
10.               Quorum and Voting..............................................................     11
11.               Action Without a Meeting.......................................................     11
12.               Compensation of Directors......................................................     11
13.               Voting on Contracts............................................................     11

ARTICLE IV.           COMMITTEES.................................................................     11

1.                Organization...................................................................     11
2.                Proceedings and Quorum.........................................................     12


ARTICLE V.            OFFICERS...................................................................     12

1.                General........................................................................     12
2.                Election, Tenure and Qualifications............................................     13
3.                Removal and Resignation........................................................     13
4.                President......................................................................     13
5.                Vice President.................................................................     14
6.                Treasurer and Assistant Treasurers.............................................     14
7.                Secretary and Assistant Secretaries............................................     14
8.                Subordinate Officers...........................................................     15
9.                Remuneration...................................................................     15
10.               Surety Bonds...................................................................     15

ARTICLE VI.           CAPITAL STOCK..............................................................     16

1.                Certificates of Stock..........................................................     16
2.                Transfer of Shares.............................................................     16
3.                Registered Holder..............................................................     16
4.                Stock Ledgers..................................................................     17
5.                Transfer Agents and Registrars.................................................     17
6.                Fixing of Record Date..........................................................     17
7.                Lost, Stolen or Destroyed Certificates.........................................     17
8.                Payments Prior to Calls........................................................     18
9.                One-time Redemption Right......................................................     18


ARTICLE VII.          FISCAL YEAR AND ACCOUNTANT.................................................     18

1.                Fiscal Year....................................................................     18
2.                Accountant.....................................................................     18

ARTICLE VIII.         CUSTODY OF SECURITIES......................................................     19

1.                Employment of a Custodian......................................................     19
2.                Termination of Custodian Agreement.............................................     19

ARTICLE IX.           INDEMNIFICATION............................................................     19

1.                Indemnification of Officers, Directors, Employees and Agents...................     19

ARTICLE X.            AMENDMENTS.................................................................     21

1.                General........................................................................     21

                                       ii

ARTICLE XI.           MISCELLANEOUS..............................................................     22

1.                Waiver of Notice...............................................................     22
2.                Gender.........................................................................     22

                                    ARTICLE I
                                    ---------
                          NAME OF CORPORATION, LOCATION
                               OF OFFICES AND SEAL

         Section 1. Name. The name of the Corporation is Scudder Spain and Portugal Fund, Inc.

         Section 2. Principal Offices. The principal office of the Corporation in the State of Maryland shall be located in Baltimore, Maryland. The Corporation may, in addition, establish and maintain such other offices and places of business as the Board of Directors may, from time to time, determine.

         Section 3. Seal. The corporate seal of the Corporation shall be circular in form and shall bear the name of the Corporation, the year of its incorporation, and the word "Maryland." The form of the seal shall be subject to alteration by the Board of Directors and the seal may be used by causing it or a facsimile to be impressed or affixed or printed or otherwise reproduced. Any officer or Director of the Corporation shall have authority to affix the corporate seal of the Corporation to any document requiring the same.

                                   ARTICLE II
                                   ----------
                                  STOCKHOLDERS

         Section 1. Place of Meeting. All meetings of the stockholders shall be held at the principal office of the Corporation in the State of Maryland or at such other place within the United States as may, from time to time, be designated by the Board of Directors and stated in the notice of such meeting.

         Section 2. Annual Meetings. Annual Meetings of stockholders shall be held as required and for the purposes prescribed by the Investment Company Act of 1940 and the laws of the State of Maryland. Such annual meetings shall be held in the month of September of each year on such date and at such hour as may from time to time to be designated by the Board of Directors and stated in the notice of such meeting, for the transaction of such business as may properly be brought before the meeting; and

         Section 3. Special Meetings. Special meeting of stockholders may be called at any time by the President or a majority of the Board of Directors and shall be held at such time and place as may be stated in the notice of the meeting.

          Special meeting of the stockholders shall be called by the Secretary upon receipt of the written request of the holders of shares entitled to not less than 50% of all the votes entitled to be cast at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such stockholders. No special meeting shall be called upon the request of stockholders to consider any matter which is substantially the same as a matter voted upon at any special meeting of the stockholders held during the preceding 12 months, unless requested by the holders of a majority of all shares entitled to be voted at such meeting.

         Section 4. Notice of Meetings. The Secretary shall cause written or printed notice of the place, date and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be given, not less than 10 and not more than 90 days before the date of the meeting, to each stockholder entitled to vote at, or entitled to notice of, such meeting by leaving the same with such stockholder or at such stockholder's residence or usual place of business or by mailing it, postage prepaid, and addressed to such stockholder at his address as it appears on the records of the Corporation at the time of such mailing. If mailed, notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder as aforesaid. Notice of any stockholders' meeting need not be given to any stockholder who shall sign a written waiver of such notice either before or after the time of such meeting, which waiver shall be filed with the records of such meeting, or to any stockholder who is present at such meeting in person or by proxy. Notice of adjournment of a stockholders' meeting to another time or place need not be given if such time and place are announced at the meeting. Irregularities in the notice of any meeting to, or the non-receipt of any such notice by, any of the stockholders shall not invalidate any action otherwise properly taken by or at any such meeting.

         Section 5. Quorum and Adjournment of Meetings. The presence at any stockholders' meeting, in person or by proxy, of stockholders entitled to cast a majority of the votes entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the absence of a quorum, the holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, or, if no stockholder entitled to vote is present in person or by proxy, any officer present entitled to preside or act as Secretary of such meeting may adjourn the meeting without determining the date of the new meeting or, from time to time, without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

         Section 6. Voting and Inspectors. At each stockholders' meeting, each stockholder entitled to vote thereat shall be entitled to one vote for each share of stock of the Corporation validly issued and outstanding and standing in his name on the books of the Corporation on the record date fixed in accordance with Section 6 of Article VI hereof (and each stockholder of record holding fractional shares, if any, shall have proportionate voting rights), either in person or by proxy appointed by instrument in writing subscribed by such stockholder or his duly authorized attorney. Except as otherwise specifically provided in the Articles of Incorporation or these Bylaws or as required by provisions of the Investment Company Act of 1940, as amended, from time to time, all matters shall be decided by a vote of the majority of the votes validly cast at a meeting at which a quorum is present. The vote upon any question shall be by ballot whenever requested by a person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved by the meeting.

         At any election of Directors, the Chairman of the meeting may, and upon the request of the holders of 10% of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed such Inspector.

         Section 7. Stockholders Entitled to Vote. If the Board of Directors sets a record date for the determination of stockholders entitled to notice of or to vote at any stockholders' meeting in accordance with Section 6 of Article VI hereof, each stockholder of the Corporation shall be entitled to vote, in person or by proxy, each share of stock standing in his name on the books of the Corporation on such record date. If no record date has been fixed, the record date for the determination of stockholders entitled to notice of or to vote at a meeting of stockholders shall be the later of the close of business on the day on which notice of the meeting is mailed or the thirtieth day before the meeting, or, if notice is waived by all stockholders, at the close of business on the tenth day next preceding the day on which the meeting is held.

         Section 8. Validity of Proxies and Ballots. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the stockholder or by his duly authorized attorney. The Corporation may execute a form of proxy under the hand of a duly authorized officer. Unless a proxy provides otherwise, it shall not be valid more than eleven months after its date. At every meeting of the stockholders, all proxies shall be received and taken in charge of and all ballots shall be received and canvassed by the Secretary of the Corporation or the person acting as Secretary of the meeting before being voted, who shall decide all questions touching the qualification of voters, the validity of the proxies and the acceptance or rejection of votes, unless inspectors of election shall have been appointed by the Chairman of the meeting in which event such inspectors of election shall decide all such questions. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a stockholder shall be deemed valid unless challenged at or prior to its exercise.

         Section 9. Conduct of Stockholders' Meetings. The meetings of the stockholders shall be presided over by the President, or if he is not present, by a Vice President, or if none of them is present, by a Chairman to be elected at the meeting. The secretary of the Corporation, if present, shall act as a Secretary of such meetings, or if he is not present, an Assistant Secretary shall so act; if neither the Secretary nor the Assistant Secretary is present, then the meeting shall elect its Secretary.

         Section 10. Action Without Meeting. Any action to be taken by stockholders may be taken without a meeting if (1) all stockholders entitled to vote on the matter consent to the action in writing, (2) all stockholders entitled to notice of the meeting but not entitled to vote at it, sign a written waiver of any right to dissent and (3) said consents and waivers are filed with the records of the meetings of stockholders. Such consent shall be treated for all purposes as a vote at the meeting.

         Section 11. Notices Required For Election of Directors. No person shall be elected or reelected a Director of the Corporation at a meeting of stockholders unless, not less than seven days before the date appointed for such meeting, notice executed by a stockholder qualified to vote at such meeting has been given to the Corporation to propose that person for election or reelection (the "Notice of Intention") together with a notice executed by that person of his willingness to be elected or reelected (the "Notice of Willingness").

         Section 12. Distribution of Financial Statements. A copy of the Corporation's audited financial statements shall be sent to each stockholder at least 21 days prior to an annual meeting.

         Section 13. Proposals of Stockholders. (a) No business proposed by a stockholder to be considered at an annual meeting of stockholders shall be considered by the stockholders at that meeting unless no less than sixty days nor more than ninety days prior to the first anniversary date ("anniversary date") of the annual meeting for the preceding year, or, with respect to annual meetings not scheduled to be held within a period that commences thirty days before the anniversary date and ends thirty days after the anniversary date, by the later of the close of business on the date sixty days prior to such meeting or fourteen days following the date such meeting is first publicly announced or disclosed, the Secretary of the Corporation receives a written notice from the stockholder proposing that business that sets forth (1) the nature of the proposed business with reasonable particularity, including the exact text of any proposal to be presented for adoption, and the reasons for conducting that business at the annual or special meeting, (2) with respect to each such stockholder, that stockholder's name and address (as they appear on the records of the Corporation), business address and telephone number, residence address and telephone number, and the number of shares of each class of stock of the Corporation beneficially owned by that stockholder, (3) any interest of the stockholder in the proposed business, (4) the name or names of each person nominated by the stockholder to be elected or reelected as a director, if any, and (5) with respect to each nominee, that nominee's name, business address and telephone number, and residence address and telephone number, the number of shares, if any, of each class of stock of the Corporation owned directly and beneficially by that nominee, and all information relating to that nominee that is required to be disclosed in solicitations of proxies for elections of directors, or is otherwise required, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended ("Exchange Act") (or any provisions of law subsequently replacing Regulation 14A), together with a notarized letter signed by the nominee stating his or her acceptance of the nomination by that stockholder, stating his or her intention to serve as director if elected, and consenting to being named as a nominee for director in any proxy statement relating to such election.

         (b) Only such matters shall be brought before a special meeting of stockholders as shall have been brought before the special meeting pursuant to the Corporation's notice of meeting. In the event the Corporation calls a special meeting of stockholders for the purpose of electing one or more directors to the Board of Directors, any stockholder may nominate a person or persons (as the case may be) for election to such position(s) as specified in the Corporation's notice of meeting, if the notice from a stockholder required by Section 13(a) hereof shall be delivered to the Secretary of the Corporation not later than the close of business fourteen days following the day on which the date of the special meeting and the nominees proposed by the Board of Directors to be elected at such meeting are publicly announced or disclosed.

         (c) The chairman of the annual or special meeting shall have the power and duty to determine whether notice of matters proposed to be brought before a meeting has been duly given in the manner provided by this Section 13. If the facts warrant, he shall determine and declare to the meeting that business was not properly brought before the meeting in accordance with the provisions of this Section 13, and, if he should so determine, he shall so declare to the meeting that any such business not properly brought before the meeting shall not be considered or transacted.

         (d) Nothing in this Section 13 shall be deemed to alter or amend the notice requirements set forth in Rule 14a-4(c) under the Exchange Act (or any provisions of law subsequently replacing Rule 14a-4(c)) in connection with the conferral of discretionary voting authority at any annual or special meeting of stockholders. This Section 13 shall not apply to stockholder proposals made pursuant to Rule 14a-8 under the Exchange Act (or any provisions of law subsequently replacing Rule 14a-8). The adjournment of an annual or special meeting, or any announcement thereof, shall not commence a new period for the giving of notice as provided in this Section 13. The notice requirements of this

Section 13 are in addition to the required notices for election of directors set forth in Section 11 of this Article II.

         (e) For purposes of this Section 13, a meeting date shall be deemed to have been "publicly announced or disclosed" if such date is disclosed in a press release disseminated by the Corporation to a national news service or contained in a document publicly filed by the Corporation with the Securities and Exchange Commission.

                                   ARTICLE III
                                   -----------
                               BOARD OF DIRECTORS

         Section 1. Powers. Except as otherwise provided by law, by the Articles of Incorporation or by these Bylaws, the business and affairs of the Corporation shall be managed under the direction of, and all the powers of the Corporation shall be exercised by or under authority of, its Board of Directors.

         Section 2. Number of Directors. The Board of Directors shall consist of not fewer than three nor more than fourteen Directors, as specified by a resolution of a majority of the entire Board of Directors. The Board of Directors may elect, but shall not be required to elect, a Chairman of the Board. Directors need not be stockholders.

         Section 3. Election and Tenure of Directors. Commencing with the first Annual Meeting of Stockholders and thereafter, whenever there shall first be at least three Directors, the Directors shall be divided into three classes, as nearly equal in number as possible, with the term of office of the first class to expire at the first Annual Meeting of Stockholders, the term of office of the second class to expire at the second Annual Meeting of Stockholders, the term of office of the third class to expire at the third Annual Meeting of Stockholders. At each Annual Meeting of Stockholders beginning at the first Annual Meeting, successors to the class of Directors whose term expires at that Annual

Meeting shall be elected for a three year term. The provisions of Article SIXTH of the Articles of Incorporation will govern herein.

         Section 4. Vacancies and Newly Created Directorships. If any vacancies shall occur in the Board of Directors (i) by reason of death, resignation, removal or otherwise, the remaining Directors shall continue to act, and such vacancies (if not previously filled by the stockholders) may be filled by a majority of the remaining Directors, although less than a quorum, and (ii) by reason of an increase in the authorized number of Directors, such vacancies (if not previously filled by the stockholders) may be filled only by a majority vote of the entire Board of Directors; provided, however, that immediately after filling any such vacancy, at least two-thirds (2/3) of the Directors then holding office shall have been elected to such office by the stockholders of the Corporation. In the event that at any time, other than the time preceding the first annual stockholders' meeting, less than a majority of the Directors of the Corporation holding office at that time were elected by the stockholders, a meeting of the stockholders shall be held promptly and in any event within 60 days for the purpose of electing Directors to fill any existing vacancies in the Board of Directors unless the Securities and Exchange Commission shall by order extend such period.

         Section 5. Removal. At any meeting of stockholders duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of at least 80% of the combined voting power of all classes of shares of capital stock entitled to vote in the Election of Directors remove any Director or Directors from office, but only for cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Directors.

         Section 6. Place of Meeting. The Directors may hold their meetings, have one or more offices, and keep the books of the Corporation, outside the State of Maryland, and within or without the United States of America, at any office or offices of the Corporation or at any other place as they may from time to time by resolution determine, or in the case of meetings, as they may from time to time by resolution determine or as shall be specified or fixed in the respective notices or waivers of notice thereof.

         Section 7. Annual and Regular Meetings. The annual meeting of the Board of Directors for choosing officers and transacting other proper business shall be held immediately after the annual stockholders' meeting at the place of such meeting or at such other time and place as the Board may determine. The Board of Directors, from time to time, may provide by resolution for the holding of regular meetings and fix their time and place as the Board of Directors may determine. Notice of such annual and regular meetings need not be in writing, provided that notice of any change in the time or place of such meetings shall be communicated promptly to each Director not present at the meeting at which such change was made, in the manner provided in Section 8 of this Article III for notice of special meetings. Except with regard to matters for which the vote of directors cast in person is expressly required by law, members of the Board of Directors or any committee designated thereby may participate in a meeting of such Board or committee and in any action taken therein by means of a conference telephone or similar communications equipment that allows all persons participating in the meeting to hear each other at the same time.

         Section 8. Special Meetings. Special meetings of the Board of Directors may be held at any time or place and for any purpose when called by the President, the Secretary or two or more of the Directors. Notice of special meetings, stating the time and place, shall be communicated to each Director personally by telephone or transmitted to him by telegraph, telefax, telex, cable or wireless at least one day before the meeting.

         Section 9. Waiver of Notice. No notice of any meeting of the Board of Directors or a committee of the Board need be given to any Director who is present at the meeting or who waives notice of such meeting in writing (which waiver shall be filed with the records of such meeting), either before or after the time of the meeting.

         Section 10. Quorum and Voting. At all meetings of the Board of Directors, the presence of a majority of the number of Directors then in office shall constitute a quorum for the transaction of business. In the absence of a quorum, a majority of the Directors present may adjourn the meeting, from time to time, until a quorum shall be present. The action of a majority of the Directors present at a meeting at which a quorum is present shall be the action of the Board of Directors, unless the concurrence of a greater proportion is required for such action by law, by the Articles of Incorporation or by these Bylaws.

         Section 11. Action Without a Meeting. Any action required or permitted to be taken at any meeting of the Board of Directors or of any committee thereof may be taken without a meeting if a written consent to such action is signed by all members of the Board or of such committee, as the case may be, and such written consent is filed with the minutes of proceedings of the Board or committee.

         Section 12. Compensation of Directors. Directors shall be entitled to receive such compensation from the Corporation for their services as may, from time to time, be determined by resolution of the Board of Directors.

         Section 13. Voting on Contracts. No Director shall vote on any contract or arrangement or other proposal in which he has a material interest.

                                   ARTICLE IV
                                   ----------
                                   COMMITTEES

         Section 1. Organization. By resolution adopted by the Board of Directors, the Board may designate one or more committees, including an Executive Committee, each composed of one or more Directors. The Chairman of such committees shall be elected by the Board of Directors. Each member of a committee shall be a Director and shall hold office in accordance with the By-Laws of the Fund. The Board of Directors shall have the power at any time to change the members of such committees and to fill vacancies in the committees. The Board may delegate to these committees any of its powers, except the power to authorize the issuance of stock, declare a dividend or distribution on stock, recommend to stockholders any action requiring stockholder approval, amend these Bylaws or approve any merger or share exchange which does not require stockholder approval. If the Board of Directors has given general authorization for the issuance of stock providing for or establishing a method or procedure for determining the maximum number of shares to be issued, a committee of the Board, in accordance with that general authorization or any stock option or other plan or program adopted by the Board, may authorize or fix the terms of stock subject to classification or reclassification and the terms on which any stock may be issued including all terms and conditions required or permitted to be established or authorized by the Board of Directors under
Section 3.2 of these By-Laws.

         Section 2. Proceedings and Quorum. At all Committee meetings, the presence of one-third of the number of committee members shall constitute a quorum for the transaction of business. The action of a majority of the committee members present when a quorum is present shall be the action of the Committee. In the event any member of any committee is absent from any meeting, the members thereof present at the meeting, whether or not they constitute a quorum, may appoint a member of the Board of Directors to act in the place of such absent member.

                                    ARTICLE V
                                    ---------
                                    OFFICERS

         Section 1. General. The officers of the Corporation shall be a President (who shall be a Director), a Secretary and a Treasurer, and may include one or more Vice Presidents, Assistant Secretaries or Assistant Treasurers, and such other officers as may be appointed in accordance with the provisions of Section 8 of this Article. Any two of the aforesaid offices, except those of a President and Vice President, may be held by the same person.

         Section 2. Election, Tenure and Qualifications. The officers of the Corporation, except those appointed as provided in Section 8 of this Article V, shall be elected by the Board of Directors at its first meeting or such meetings as shall be held prior to its first annual meeting, and thereafter annually at its annual meeting. If any officers are not chosen at any annual meeting, such officers may be chosen at any subsequent regular or special meeting of the Board. Except as otherwise provided in this Article V, each officer chosen by the Board of Directors shall hold office until the next annual meeting of the Board of Directors and until his successor shall have been elected and qualified. Any person may hold one or more offices of the Corporation except the offices of President and Vice President.

         Section 3. Removal and Resignation. Whenever in the judgment of the Board of Directors the best interest of the Corporation will be served thereby, any officer may be removed from office by the vote of a majority of the members of the Board of Directors given at a regular meeting or any special meeting called for such purpose. Any officer may resign his office at any time by delivering a written resignation to the Board of Directors, the President, the Secretary or any Assistant Secretary. Unless otherwise specified therein, such resignation shall take effect upon delivery.

         Section 4. President. The President shall be the chief executive officer of the Corporation and he shall preside at all stockholders' meetings. Subject to the supervision of the Board of Directors, he shall have general charge of the business, affairs and property of the Corporation and general supervision over its officers, employees and agents. Except as the Board of Directors may otherwise order, he may sign in the name and on behalf of the Corporation all deeds, bonds, contracts or agreements. He shall exercise such other powers and perform such other duties as, from time to time, may be assigned to him by the Board of Directors.

         Section 5. Vice President. The Board of Directors may, from time to time, elect one or more Vice Presidents who shall have such powers and perform such duties as, from time to time, may be assigned to them by the Board of Directors or the President. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restriction upon the President.

         Section 6. Treasurer and Assistant Treasurers. The Treasurer shall be the principal financial and accounting officer of the Corporation and shall have general charge of the finances and books of account of the Corporation. Except as otherwise provided by the Board of Directors, he shall have general supervision of the funds and property of the Corporation and of the performance by the Custodian of its duties with respect thereto. He shall render to the Board of Directors, whenever directed by the Board, an account of the financial condition of the Corporation and of all his transactions as Treasurer; and as soon as possible after the close of each fiscal year he shall make and submit to the Board of Directors a like report for such fiscal year. He shall perform all acts incidental to the Office of Treasurer, subject to the control of the Board of Directors.

         Any Assistant Treasurer may perform such duties of the Treasurer as the Treasurer or the Board of Directors may assign, and, in the absence of the Treasurer, he may perform all the duties of the Treasurer.

         Section 7. Secretary and Assistant Secretaries. The Secretary shall attend to the giving and serving of all notices of the Corporation and shall record all proceedings of the meetings of the stockholders and Directors in books to be kept for that purpose. He shall keep in safe custody the seal of the Corporation, and shall have charge of the records of the Corporation, including the stock books and such other books and papers as the Board of Directors may direct and such books, reports, certificates and other documents required by law to be kept, all of which shall at all reasonable times be open to inspection by any Director. He shall perform such other duties as appertain to his office or as may be required by the Board of Directors.

         Any Assistant Secretary may perform such duties of the Secretary as the Secretary or the Board of Directors may assign, and, in the absence of the Secretary, he may perform all the duties of the Secretary.

         Section 8. Subordinate Officers. The Board of Directors, from time to time, may appoint such other officers or agents as it may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Board of Directors may determine. The Board of Directors, from time to time, may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties.

         Section 9. Remuneration. The salaries or other compensation of the officers of the Corporation shall be fixed from time to time by resolution of the Board of Directors, except that the Board of Directors may by resolution delegate to any person or group of persons the power to fix the salaries or other compensation of any subordinate officers or agents appointed in accordance with the provisions of Section 8 of this Article V.

         Section 10. Surety Bonds. The Board of Directors may require any officer or agent of the Corporation to execute a bond (including, without limitation, any bond required by the Investment Company Act of 1940, as amended, and the rules and regulations of the Securities and Exchange Commission) to the Corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his duties to the Corporation, including responsibility for negligence and for the accounting of any of the Corporation's property, funds or securities that may come into his hands.

                                   ARTICLE VI
                                   ----------
                                  CAPITAL STOCK

         Section 1. Certificates of Stock. The interest of each stockholder of the Corporation shall be evidenced by certificates for shares of stock in such form as the Board of Directors may, from time to time, prescribe. No certificate shall be valid unless it is signed by the President or a Vice President and countersigned by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer of the Corporation and sealed with its seal, or bears the facsimile signatures of such officers and a facsimile of such seal.

         Section 2. Transfer of Shares. Shares of the Corporation shall be transferable on the books of the Corporation by the holder thereof in person or by his duly authorized attorney or legal representative upon surrender and cancellation of a certificate or certificates for the same number of shares of the same class, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agent may reasonably require. The shares of stock of the Corporation may be freely transferred, and all transfers and documents relating to or affecting the title of any shares of stock of the Corporation will be registered without payment of any fee by the stockholder, and the Board of Directors may, from time to time, adopt rules and regulations with reference to the method of transfer of the shares of stock of the Corporation.

         Section 3. Registered Holder. The Corporation shall be entitled to treat the holder of record of any share or shares of stock as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or shares on the part of any other person whether or not it shall have express or other notice thereof, except as expressly provided by statute.

         Section 4. Stock Ledgers. The stock ledgers of the Corporation, containing the names and addresses of the stockholders and the number of shares held by them respectively, shall be kept at the principal offices of the Corporation or, if the Corporation employs a transfer agent, at the offices of the transfer agent of the Corporation.

         Section 5. Transfer Agents and Registrars. The Board of Directors may, from time to time, appoint or remove transfer agents and/or registrars of transfers of shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars of transfers or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

         Section 6. Fixing of Record Date. The Board of Directors may fix in advance a date as a record date for the determination of the stockholders entitled to notice of or to vote at any stockholders' meeting or any adjournment thereof, or to express consent to corporate action in writing without a meeting, or to receive payment of any dividend or other distribution or to be allotted any other rights or for the purpose of any other lawful action, provided that
(1) such record date shall not exceed 90 days preceding the date on which the particular action requiring such determination will be taken; (2) the transfer books shall remain open regardless of the fixing of a record date; (3) in the case of a meeting of stockholders, the record date shall be at least 10 days before the date of the meeting; and (4) in the event a dividend or other distribution is declared, the record date for stockholders entitled to a dividend or distribution shall be at least 10 days after the date on which the dividend is declared (declaration date).

         Section 7. Lost, Stolen or Destroyed Certificates. Before issuing a new certificate for stock of the Corporation alleged to have been lost, stolen or destroyed, the Board of Directors or any officer authorized by the Board may, in its discretion, require the owner of the lost, stolen or destroyed certificate (or his legal representative) to give the Corporation a bond or other indemnity, in such form and in such amount as the Board or any such officer may direct and with such surety or sureties as may be satisfactory to the Board or any such officer, sufficient to indemnify the Corporation against any claim that may be made against it on account of the alleged loss, theft or destruction of any such certificate or the issuance of such new certificate.

         Section 8. Payments Prior to Calls. Any amounts paid up by a stockholder in advance of calls on any share may carry interest but will not entitle the stockholder to participate in respect of such amount in any dividend.

         Section 9. One-time Redemption Right. The Board of Directors by resolution may extend to the stockholders of the Corporation the right to demand redemption on a date specified by the Board of Directors of their shares of stock of the Corporation, subject to such other terms and conditions as may be imposed by the Board of Directors which may include, without limitation, the number of shares which may be redeemed, the form of consideration to be paid, and the time and manner in which the shares may be redeemed.

                                   ARTICLE VII
                                   -----------
                           FISCAL YEAR AND ACCOUNTANT

         Section 1. Fiscal Year. The fiscal year of the corporation shall, unless otherwise ordered by the Board of Directors, begin on October 1 and end on September 30 in each year.

         Section 2. Accountant. The Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountants to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders' meeting called for that purpose.

                                  ARTICLE VIII
                                  ------------
                              CUSTODY OF SECURITIES

         Section 1. Employment of a Custodian. The Corporation shall place and at all times maintain in the custody of a Custodian (including any sub-custodian for the Custodian) all funds, securities and similar investment owned by the Corporation. The Custodian (and any sub-custodian) shall be a bank or trust company of good standing having a capital, surplus and undivided profits aggregating not less than fifty million dollars ($50,000,000) or such other financial institution as shall be permitted by rule or order of the United States Securities and Exchange Commission. The Custodian shall be appointed from time to time by the Board of Directors, which shall fix its remuneration.

         Section 2. Termination of Custodian Agreement. Upon termination of the agreement for services with the Custodian or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of the stockholders to determine whether the Corporation shall function without a Custodian or shall be liquidated.

                                   ARTICLE IX
                                   ----------
                                 INDEMNIFICATION

         Section 1. Indemnification of Officers, Directors, Employees and Agents. The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative ("Proceeding"), by reason of the fact that he is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against all expenses (including attorneys' fees), judgment, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such Proceeding to the maximum extent permitted by the laws of the State of Maryland. Notwithstanding the foregoing, the following provisions shall apply with respect to indemnification of the Corporation's Directors, officers, and, except as may otherwise be provided by an agreement, investment adviser (as defined in the Investment Company Act of 1940, as amended) and principal underwriter:

         I. Whether or not there is an adjudication of liability in such Proceeding, the Corporation shall not indemnify any such person for any liability arising by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or under any contract or agreement with the Corporation ("disabling conduct").

         II.      The Corporation shall not indemnify any such person unless:

                  A. the court or other body before which the Proceeding was brought (i) dismisses the Proceeding for insufficiency of evidence of any disabling conduct, or (ii) reaches a final decision on the merits that such person was not liable by reason of disabling conduct; or

                  B. absent such a decision, a reasonable determination is made, based upon a review of the facts, by (i) the vote of a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940, as amended, nor parties to the Proceeding, or (ii) if such quorum is not obtainable, or even if obtainable, if a majority of a quorum of Directors described in paragraph (b) (2) (i) above so directs, by independent legal counsel in a written opinion, that such person was not liable by reason of disabling conduct.

         III. Expenses (including attorneys' fees) incurred in defending a Proceeding involving any such person will be paid by the Corporation in advance of the final disposition thereof upon an undertaking by such person to repay such expenses (unless it is ultimately determined that he is entitled to indemnification), if:

                  A. such person shall provide adequate security for his undertaking;

                  B. the Corporation shall be insured against losses arising by reason of such advance; or

                  C. a majority of a quorum of the Directors of the Corporation who are neither interested persons of the Corporation as defined in the Investment Company Act of 1940, as amended, nor parties to the Proceeding, or independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that such person will be found entitled to indemnification.

                                    ARTICLE X
                                    ---------
                                   AMENDMENTS

         Section 1. General. All Bylaws of the Corporation, whether adopted by the Board of Directors or the stockholders, shall be subject to amendment, alteration or repeal in a manner not inconsistent with the Articles of Incorporation, and new Bylaws, not inconsistent with such Articles, may be made by the affirmative vote of a majority of either: (1) the holders of record of the outstanding shares of stock of the Corporation entitled to vote, at any annual or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new Bylaw; or (2) the Directors, at any regular or special meeting the notice or waiver of notice of which shall have specified or summarized the amendment, alteration, repeal or new Bylaw.

                                   ARTICLE XI
                                   ----------
                                  MISCELLANEOUS

         Section 1. Waiver of Notice. Whenever by statute, the provisions of the Articles of Incorporation or these Bylaws, the stockholders or the Board of Directors are authorized to take any action at any meeting after notice, such notice may be waived, in writing, before or after the holding of the meeting, by the person or persons entitled to such notice, or, in the case of a stockholder, by his attorney thereunto authorized.

         Section 2. Gender. All pronouns used in these Bylaws shall be deemed to refer to the masculine, feminine or neuter, singular or plural, as the identity of the person or persons may require.

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 29th day of September, 1998.


                                      THE SCUDDER SPAIN AND PORTUGAL FUND, INC.



                                      /s/Thomas F. McDonough
                                      ----------------------------------------
                                      By:  Thomas F. McDonough, Vice President
                                           and Secretary

                                  EXHIBIT INDEX


Exhibit No. 2(b)                Amended and Restated Bylaws as of July 23, 1998